Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2020 USD ($) shares	Jun. 30, 2019 USD ($)
Disclosure of detailed information of operating income loss [line items]
Upfront payment | $					$ 1.0
Outstanding equity instruments (in shares) | shares	2,249,941			2,249,941
Net foreign exchange gain		€ 781	€ 3,993
Gain or loss on exchange	€ (3,028)	673	3,965
Gain on investments currency transactions	€ 61	€ 1,124	€ 1,254
Tax rate	28.00%	28.00%	28.00%
Estimated future applicable tax rate	25.00%
France
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	€ 291,200
United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	18,800			$ 23.1
Expiring in 2035 | United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	300
Expiring in 2036 | United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	2,800
Expiring in 2037 | United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	3,800
No expiration date | United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	€ 11,900
Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Average number of employees | employee	166	156	99
General and administrative expenses
Disclosure of detailed information of operating income loss [line items]
Average number of employees | employee	41	41	39
Orphan Europe | Revenues from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Amount of the clinical trial financed by a third party	€ 600